Share-based payments (Tables)	6 Months Ended
Jun. 30, 2022
Share-based payments
Schedule of movements in the number of share options

The movements in the number of EMI share options during the period were as follows:

	June 30,	December 31,
	2022	2021
	Number	Number
Outstanding, start of period	19,670	16,817
Granted during the period	—	3,147
Grant arising due to scheme modification	23,213,933	—
Forfeited during the period	(1,576,948)	(294)
Outstanding, end of period	21,656,655	19,670

Schedule of movements in the weighted average exercise price of share options

The movements in the weighted average exercise price of share options during the period were as follows:

	June 30,	December 31,
	2022	2021
	£	£
Outstanding, start of period	308.06	143.28
Granted during the period	—	1,178.94
Grant arising due to scheme modification	0.23	—
Forfeited during the period	0.83	204.00
Outstanding, end of period	0.19	308.06

Schedule of share options outstanding

Details of share options outstanding at the end of the period are as follows:

	June 30,	December 31,
	2022	2021
Weighted average exercise price (£)	0.19	308.06
Number of share options outstanding	21,656,655	19,670
Expected weighted average remaining vesting period (years)	2.64	1.12

Schedule of fair value of options granted

The option pricing model used was Black Scholes and the main inputs are set out in the table below.

	June 30,	December 31,
	2022	2021
Average share price at date of grant (£)	5.38	492.42
Expected volatility (%)	50.00	50.00
Vesting period in years	2.75	4.00
Risk-free interest rate (%)	1.25	0.28